Annual Fund Operating Expenses - Bastion Energy ETF - Bastion Energy ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.81%

[1]	“Acquired Fund Fees and Expenses” (AFFE) include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments.